Related Party Transactions Other Than Board Compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Executive Board and Supervisory Board Members
Related Party Transactions Other Than Board Compensation
Revenue from rendering of services	€ 0	€ 0
Companies controlled by members of the Supervisory Board Member
Related Party Transactions Other Than Board Compensation
Sale of products and services	9	37
Purchase of products and services	2	3
Sponsoring and other financial support	4	4
Amount owed to related parties	0	3
Amount owed from related parties	€ 0	28
Term of commitments	4 years
Commitments made by the entity	€ 14	191
Supervisory Board Members
Related Party Transactions Other Than Board Compensation
Amount owed to related parties	0	0
Services received	€ 2	€ 1